Property, plant and equipment - Details of Estimated Recoverable Amount on Impairment Test (Detail) - Cardium [member] $ in Millions	12 Months Ended
Dec. 31, 2024 CAD ($)
1% change in discount rate
Disclosure of estimated recoverable amount on impairment test [Line Items]
Impairment	$ 51.7
5% change in cash flows
Disclosure of estimated recoverable amount on impairment test [Line Items]
Impairment	62.0
Recoverable amount
Disclosure of estimated recoverable amount on impairment test [Line Items]
Impairment	$ 881.6